Biological Assets - Summary of Significant Unobservable Inputs and Range of Values (Details)	12 Months Ended
Mar. 31, 2018 Gram
Estimated Yield per Plant
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Unobservable Inputs	Estimated Yield per Plant – varies by strain and is obtained through historical growing results (trailing 6-months moving average) or grower estimate if historical results are not available.
Sensitivity	A slight increase in the estimated yield per plant would result in a significant increase in fair value, and vice versa.
Estimated Yield per Plant | Minimum
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Range	25
Estimated Yield per Plant | Maximum
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Range	400
Listed Selling Price of Dry Cannabis
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Unobservable Inputs	Listed Selling Price of Dry Cannabis – varies by strain and is obtained through listed selling prices or estimated selling prices if historical results are not available.
Sensitivity	A slight increase in the estimated selling price per strain would result in a significant increase in fair value, and vice versa.
Listed Selling Price of Dry Cannabis | Minimum
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Range	6
Listed Selling Price of Dry Cannabis | Maximum
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Range	12